Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 6, 2018

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Portfolios

File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to each of the:

1.              Victory Munder Mid-Cap Core Growth Fund

2.              Victory Munder Multi-Cap Fund

3.              Victory Munder Small Cap Growth Fund

4.              Victory Integrity Discovery Fund

5.              Victory Integrity Mid-Cap Value Fund

6.              Victory Integrity Small-Cap Value Fund

7.              Victory Integrity Small/Mid-Cap Value Fund

8.              Victory Trivalent Emerging Markets Small-Cap Fund

9.              Victory Trivalent International Fund — Core Equity

10.       Victory Trivalent International Small-Cap Fund

11.       Victory INCORE Total Return Bond Fund

12.       Victory S&P 500 Index Fund

(collectively, the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)         The form of prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 162 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)         The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 24, 2018, accession number 0001104659-18-063690.

If you have any questions or comments regarding this filing, please call Jay Baris of Shearman & Sterling LLP at 212-848-4100.

Very truly yours,

Victory Portfolios

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President